Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Consolidated net income	$ 19,718	$ 22,484
Unrealized losses from the effective portion of derivative instruments	(179)	(1,298)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(179)	(1,298)
Reclassification adjustment for losses included in net income for the effective portion of derivative instruments	(4,536)	(5,548)
Total comprehensive income	24,075	26,734
Less: comprehensive income attributable to noncontrolling interests	(159)	(148)
Comprehensive income attributable to MAA	$ 23,916	$ 26,586